Goodwill (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill
Impairment of goodwill	$ 0	$ 14,830	$ 0
Bigo
Goodwill
Carrying value of reporting unit	3.00%	4.00%	10.00%
Impairment of goodwill		$ 0
Shopline
Goodwill
Carrying value of reporting unit	1.00%